UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 99.7%
Communication Services — 2.2%
China Film, Cl A	319,730	$666,870
China South Publishing & Media Group, Cl A	178,321	324,659
China United Network Communications, Cl A	4,109,133	3,094,254
Chinese Universe Publishing and Media, Cl A	215,885	409,086
CITIC Guoan Information Industry, Cl A	178,597	87,664
Giant Network Group, Cl A (A)(B)(C)	120,053	338,702
Perfect World, Cl A	60,196	244,179
Shanghai Oriental Pearl Group, Cl A	485,604	724,265
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	110,000	151,245
		6,040,924
Consumer Discretionary — 8.9%
BYD, Cl A	212,721	1,580,140
China Grand Automotive Services, Cl A	827,117	489,112
China International Travel Service, Cl A	251,348	2,203,876
China Shipbuilding Industry Group Power, Cl A	190,000	616,296
Chongqing Changan Automobile, Cl A	328,822	315,618
Fuyao Glass Industry Group, Cl A	297,137	985,883
Gree Electric Appliances of Zhuhai, Cl A *	407,127	2,116,370
Guangzhou Automobile Group, Cl A	209,691	314,276
Hangzhou Robam Appliances, Cl A	67,838	199,491
HLA, Cl A	211,833	261,640
Huayu Automotive Systems, Cl A	424,714	1,138,229
Liaoning Cheng Da, Cl A	247,201	376,615
Midea Group, Cl A (A)(B)(C)	840,386	4,511,795
Oppein Home Group, Cl A	42,158	489,511
Qingdao Haier, Cl A	720,976	1,454,406
SAIC Motor, Cl A	992,970	3,857,219
Shandong Linglong Tyre, Cl A	167,740	333,491
Shenzhen Overseas Chinese Town, Cl A	1,117,681	1,033,729
Suning.com, Cl A	1,117,278	1,602,923
TCL, Cl A	1,450,100	517,463
Wanxiang Qianchao, Cl A	134,807	100,531
Weifu High-Technology Group, Cl A	159,950	411,424
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	171,753	236,152
Zhejiang Semir Garment, Cl A	355,500	461,870
		25,608,060
Consumer Staples — 11.1%
Beijing Dabeinong Technology Group, Cl A	347,200	161,825

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Foshan Haitian Flavouring & Food, Cl A	277,612	$2,781,902
Henan Shuanghui Investment & Development, Cl A	318,674	1,094,938
Inner Mongolia Yili Industrial Group, Cl A	754,840	2,515,510
Jiangsu Yanghe Brewery Joint-Stock, Cl A	194,261	2,680,048
Kweichow Moutai, Cl A	156,784	13,473,372
Luzhou Laojiao, Cl A	197,147	1,167,543
Muyuan Foodstuff, Cl A	175,758	735,984
New Hope Liuhe, Cl A	606,687	643,297
Shanxi Xinghuacun Fen Wine Factory, Cl A	124,600	636,094
Tongwei, Cl A	413,900	499,161
Tsingtao Brewery, Cl A	53,500	271,641
Wuliangye Yibin, Cl A	495,776	3,674,072
Yonghui Superstores, Cl A	1,101,986	1,263,182
		31,598,569
Energy — 2.7%
China Petroleum & Chemical, Cl A	3,392,394	2,495,243
China Shenhua Energy, Cl A	523,028	1,368,190
Offshore Oil Engineering, Cl A	386,200	275,628
PetroChina, Cl A	1,978,288	2,077,495
Shaanxi Coal Industry, Cl A	789,347	855,374
Shanxi Lu'an Environmental Energy Development, Cl A	285,700	277,140
Shanxi Xishan Coal & Electricity Power, Cl A	286,846	229,370
		7,578,440
Financials — 34.2%
Agricultural Bank of China, Cl A	9,130,307	4,787,437
Anxin Trust, Cl A	461,760	293,909
AVIC Capital, Cl A	1,257,000	776,276
Bank of Beijing, Cl A	2,584,884	2,112,122
Bank of China, Cl A	6,294,400	3,309,609
Bank of Communications, Cl A	4,997,580	4,214,572
Bank of Guiyang, Cl A	231,854	360,663
Bank of Hangzhou, Cl A	718,713	774,644
Bank of Jiangsu, Cl A	1,341,600	1,166,574
Bank of Nanjing, Cl A	967,845	910,654
Bank of Ningbo, Cl A	596,770	1,409,850
Bank of Shanghai, Cl A	1,426,876	2,325,581
Changjiang Securities, Cl A	573,828	430,432
China CITIC Bank, Cl A	816,134	647,848
China Construction Bank, Cl A	1,104,300	1,024,570
China Everbright Bank, Cl A	5,296,384	2,854,279
China Life Insurance, Cl A	313,700	931,637
China Merchants Bank, Cl A	2,596,536	9,530,377

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Securities, Cl A	757,673	$1,478,774
China Minsheng Banking, Cl A	4,526,278	3,777,557
China Pacific Insurance Group, Cl A	804,711	3,332,207
CITIC Securities, Cl A	1,259,229	2,916,198
Dongxing Securities, Cl A	348,400	485,122
Everbright Securities, Cl A	419,500	535,854
First Capital Securities, Cl A	203,900	160,965
Founder Securities, Cl A	913,800	706,742
GF Securities, Cl A	691,539	1,277,177
Guosen Securities, Cl A	440,388	536,878
Guotai Junan Securities, Cl A	960,247	2,142,679
Guoyuan Securities, Cl A	505,231	513,642
Haitong Securities, Cl A	942,349	1,207,840
Huaan Securities, Cl A	326,500	224,461
Huatai Securities, Cl A	851,445	2,009,032
Huaxia Bank, Cl A	1,537,005	1,654,379
Hubei Biocause Pharmaceutical, Cl A	617,090	504,227
Industrial & Commercial Bank of China, Cl A	6,836,198	5,267,269
Industrial Bank, Cl A	2,630,334	5,723,698
Industrial Securities, Cl A	707,923	478,431
New China Life Insurance, Cl A	287,164	1,766,726
Orient Securities, Cl A	669,291	776,942
Ping An Bank, Cl A	2,157,804	2,948,018
Ping An Insurance Group of China, Cl A	1,384,233	11,310,642
Shanghai Pudong Development Bank, Cl A	3,606,368	5,147,677
Shanxi Securities, Cl A	303,200	261,436
Shenwan Hongyuan Group, Cl A	2,196,962	1,302,364
Sinolink Securities, Cl A	460,200	479,927
SooChow Securities, Cl A	285,217	278,333
Western Securities, Cl A	360,123	402,310
		97,468,541
Health Care — 5.3%
Beijing Tongrentang, Cl A	149,780	599,931
China Resources Sanjiu Medical & Pharmaceutical, Cl A	185,260	670,808
Dong-E-E-Jiao, Cl A	9,500	54,725
Dong-E-E-Jiao, Cl E	57,489	331,167
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	205,645	1,071,102
Huadong Medicine, Cl A	203,746	785,225
Jiangsu Hengrui Medicine, Cl A	468,420	3,598,927
Jointown Pharmaceutical Group, Cl A	194,503	413,613
Kangmei Pharmaceutical, Cl A	618,445	829,614
Meinian Onehealth Healthcare Holdings, Cl A	335,140	729,764
Shandong Buchang Pharmaceuticals, Cl A	133,560	491,778

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Fosun Pharmaceutical Group, Cl A	221,900	$752,088
Shanghai Pharmaceuticals Holding, Cl A	274,040	678,544
Shenzhen Salubris Pharmaceuticals, Cl A	80,848	245,993
Sichuan Kelun Pharmaceutical, Cl A	207,900	625,302
Tasly Pharmaceutical Group, Cl A	218,985	612,394
Tonghua Dongbao Pharmaceutical, Cl A	238,693	483,247
Yunnan Baiyao Group, Cl A (A)(B)(C)	119,034	1,282,281
Zhangzhou Pientzehuang Pharmaceutical, Cl A	66,550	839,908
		15,096,411
Industrials — 13.6%
AECC Aviation Power, Cl A	307,631	973,207
Air China, Cl A	504,100	560,951
AVIC Aircraft, Cl A	389,468	751,060
AVIC Shenyang Aircraft, Cl A *	137,023	553,026
China Avionics Systems, Cl A	138,500	261,842
China Communications Construction, Cl A	252,700	414,437
China Eastern Airlines, Cl A	898,046	621,308
China Gezhouba Group, Cl A	667,221	614,189
China International Marine Containers Group, Cl A	213,904	329,625
China National Chemical Engineering, Cl A	724,285	565,444
China Railway Construction, Cl A	1,489,500	2,358,226
China Shipbuilding Industry, Cl A	2,739,500	1,695,803
China Southern Airlines, Cl A	971,136	939,212
China Spacesat, Cl A	113,010	285,089
China State Construction Engineering, Cl A	5,302,336	4,402,073
COSCO Shipping Development, Cl A *	734,601	243,951
COSCO Shipping Holdings, Cl A *	671,237	394,977
CRRC, Cl A	2,484,905	3,264,611
Daqin Railway, Cl A	1,972,103	2,363,984
Dongfang Electric, Cl A	494,200	567,930
Fangda Carbon New Material, Cl A	187,969	457,486
Guangshen Railway, Cl A	888,875	409,113
Han's Laser Technology Industry Group, Cl A	109,723	485,193
Luxshare Precision Industry, Cl A	610,290	1,249,789
Metallurgical Corp of China, Cl A	2,386,419	1,080,991
NARI Technology, Cl A	539,638	1,456,442
Power Construction Corp of China, Cl A	1,099,390	778,221
Sany Heavy Industry, Cl A	1,039,599	1,262,836
SF Holding, Cl A	124,700	594,830
Shanghai Electric Group, Cl A	859,500	618,426
Shanghai International Airport, Cl A	108,894	805,083
Shanghai International Port Group, Cl A	945,289	713,197
Shanghai Tunnel Engineering, Cl A	488,327	445,246

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Spring Airlines, Cl A	113,929	$527,853
Suzhou Gold Mantis Construction Decoration, Cl A	402,310	474,637
TBEA, Cl A	605,673	598,995
Tus-Sound Environmental Resources, Cl A	91,251	138,092
Weichai Power, Cl A	831,352	932,376
XCMG Construction Machinery, Cl A	1,158,100	544,834
Xiamen C & D, Cl A *	547,900	562,608
Xinjiang Goldwind Science & Technology, Cl A	366,288	532,971
Zhejiang Chint Electrics, Cl A	292,633	1,033,168
Zhengzhou Yutong Bus, Cl A	198,373	342,386
Zoomlion Heavy Industry Science and Technology, Cl A	961,320	498,463
		38,704,181
Information Technology — 6.4%
360 Security Technology, Cl A	197,600	586,264
Aisino, Cl A	257,031	856,932
Beijing Shiji Information Technology, Cl A	88,602	335,014
Beijing Xinwei Technology Group, Cl A (A)(B)(C)	23,600	45,167
BOE Technology Group, Cl A	4,077,300	1,561,865
DHC Software, Cl A	472,700	478,504
Dongxu Optoelectronic Technology, Cl A	811,545	531,912
Focus Media Information Technology, Cl A	1,461,612	1,115,523
GoerTek, Cl A	270,063	270,625
Guangzhou Haige Communications Group, Cl A	364,082	413,627
Hangzhou Hikvision Digital Technology, Cl A	1,128,456	4,233,950
Hengtong Optic-electric, Cl A	203,733	505,942
Hundsun Technologies, Cl A	64,500	488,328
Iflytek, Cl A	229,550	823,822
LONGi Green Energy Technology, Cl A	270,307	686,624
Ninestar, Cl A	62,500	208,646
O-film Tech, Cl A	463,005	619,750
Sanan Optoelectronics, Cl A	457,565	753,756
Shanghai 2345 Network Holding Group, Cl A	906,734	487,328
Tianma Microelectronics, Cl A	314,533	449,418
Unisplendour, Cl A	66,360	302,142
Yonyou Network Technology, Cl A	305,330	947,249
Zhejiang Dahua Technology, Cl A	293,650	490,151
ZTE, Cl A *	384,600	1,097,385
		18,289,924
Materials — 5.8%
Angang Steel, Cl A	768,366	574,117
Anhui Conch Cement, Cl A	538,378	2,296,009
Baoshan Iron & Steel, Cl A	2,295,844	2,173,556

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
BBMG, Cl A	1,040,943	$530,652
China Molybdenum, Cl A	2,358,049	1,291,386
China Northern Rare Earth Group High-Tech, Cl A	344,700	440,308
Hengli Petrochemical, Cl A	228,710	441,383
Hesteel, Cl A	1,119,300	462,999
Inner Mongolia BaoTou Steel Union, Cl A	4,076,780	878,809
Jiangxi Copper, Cl A	303,279	581,318
Jiangxi Ganfeng Lithium, Cl A	106,265	341,747
Jinduicheng Molybdenum, Cl A	433,700	373,962
Maanshan Iron & Steel, Cl A	1,139,100	574,054
Qinghai Salt Lake Industry, Cl A	47,700	48,494
Rongsheng Petro Chemical, Cl A	268,693	394,878
Shandong Gold Mining, Cl A	189,500	834,929
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	682,850	393,854
Sinopec Shanghai Petrochemical, Cl A	725,204	527,079
Tianqi Lithium, Cl A	116,506	497,539
Tongling Nonferrous Metals Group, Cl A	1,607,900	461,360
Zhejiang Huayou Cobalt, Cl A	82,480	361,721
Zhejiang Longsheng Group, Cl A	516,700	726,242
Zhongjin Gold, Cl A	257,247	321,479
Zijin Mining Group, Cl A	2,332,200	1,134,560
		16,662,435
Real Estate — 5.5%
China Fortune Land Development, Cl A	365,155	1,353,569
China Merchants Shekou Industrial Zone Holdings, Cl A	803,490	2,030,463
China Vanke, Cl A	1,237,742	4,294,248
Financial Street Holdings, Cl A	202,251	189,711
Gemdale, Cl A	624,000	874,329
Greenland Holdings, Cl A	1,106,641	984,834
Jinke Properties Group, Cl A	760,200	685,384
Poly Developments and Holdings Group, Cl A	1,528,600	2,624,961
RiseSun Real Estate Development, Cl A	615,100	712,242
Seazen Holdings, Cl A	306,359	1,057,087
Xinhu Zhongbao, Cl A	787,368	332,576
Youngor Group, Cl A	288,001	301,605
Zhejiang China Commodities City Group, Cl A	450,301	228,898
Zhongtian Financial Group, Cl A (A)(B)(C)	151,500	103,270
		15,773,177
Utilities — 4.0%
Beijing Capital, Cl A	539,325	269,439
China National Nuclear Power, Cl A	1,183,940	908,773
China Yangtze Power, Cl A	1,844,860	4,267,063

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
GD Power Development, Cl A	2,219,700	$827,655
Huadian Power International, Cl A	1,271,244	879,504
Huaneng Power International, Cl A	484,787	521,102
Hubei Energy Group, Cl A	380,700	203,500
SDIC Power Holdings, Cl A	919,622	1,078,252
Shenergy, Cl A	686,116	487,678
Shenzhen Energy Group, Cl A	521,127	398,491
Sichuan Chuantou Energy, Cl A	481,300	607,785
Zhejiang Zheneng Electric Power, Cl A	1,255,142	864,707
		11,313,949
TOTAL COMMON STOCK
(Cost $367,331,395)		284,134,611
TOTAL INVESTMENTS — 99.7%
(Cost $367,331,395)		284,134,611
OTHER ASSETS LESS LIABILITIES – 0.3%		983,532
NET ASSETS - 100%		$285,118,143

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $6,281,215 and represents 2.2% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $6,281,215 and represents 2.2% of Net Assets.

Cl — Class

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Bosera MSCI China A Share ETF

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Communication Services	$5,702,222	$—	$338,702	$6,040,924
Consumer Discretionary	21,096,265	—	4,511,795	25,608,060
Consumer Staples	31,598,569	—	—	31,598,569
Energy	7,578,440	—	—	7,578,440
Financials	97,468,541	—	—	97,468,541
Health Care	13,814,130	—	1,282,281	15,096,411
Industrials	38,704,181	—	—	38,704,181
Information Technology	18,244,757	—	45,167	18,289,924
Materials	16,662,435	—	—	16,662,435
Real Estate	15,669,907	—	103,270	15,773,177
Utilities	11,313,949	—	—	11,313,949
Total Common Stock	277,853,396	—	6,281,215	284,134,611
Total Investments in Securities	$277,853,396	$—	$6,281,215	$284,134,611

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2018	$6,103,566
Accrued discounts/premiums	—
Realized gain/(loss)	308,745
Change in unrealized appreciation/(depreciation)	(457,776)
Purchases	47,553
Sales	(5,516,877)
Transfer into Level 3	6,132,777
Transfer out of Level 3	(336,773)
Ending balance as of December 31, 2018	$6,281,215

For the period ended December 31, 2018 there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1000

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 97.5%‡
CHINA — 97.5%
Communication Services — 1.1%
China Film, Cl A	4,000	$8,343
Shanghai Oriental Pearl Group, Cl A	10,700	15,959
		24,302
Consumer Discretionary — 20.2%
Beijing WKW Automotive Parts, Cl A	2,900	1,592
Changchun Faway Automobile Components, Cl A	2,200	3,198
Changzhou Xingyu Automotive Lighting Systems, Cl A	800	5,535
Chongqing Department Store, Cl A	1,300	5,358
Dashang, Cl A	900	3,171
Fangda Special Steel Technology, Cl A	3,900	5,675
Fuyao Glass Industry Group, Cl A	7,500	24,885
Gree Electric Appliances of Zhuhai, Cl A *	19,700	102,407
Hang Zhou Great Star Industrial, Cl A	2,900	4,004
HLA, Cl A	9,600	11,857
Huangshan Tourism Development, Cl A	1,400	1,913
Huayu Automotive Systems, Cl A	8,400	22,512
Jason Furniture Hangzhou, Cl A	700	4,588
Joyoung, Cl A	1,700	3,964
Lao Feng Xiang, Cl A	700	4,588
Loncin Motor, Cl A	5,500	3,276
Luolai Lifestyle Technology, Cl A	1,700	2,142
Luthai Textile	2,400	3,394
Midea Group, Cl A (A)(B)(C)	19,400	104,153
Rainbow Department Store, Cl A	2,600	4,154
SAIC Motor, Cl A	18,700	72,641
Shandong Linglong Tyre, Cl A	2,600	5,169
Shanghai Jinjiang International Hotels Development, Cl A	900	2,792
TCL, Cl A	57,800	20,626
Wangfujing Group, Cl A	1,700	3,358
Weifu High-Technology Group, Cl A	3,200	8,231
Wuchan Zhongda Group, Cl A	9,200	6,137
Zhejiang Meida Industrial, Cl A	1,100	1,597
Zhejiang Semir Garment, Cl A	2,900	3,768
		446,685
Consumer Staples — 9.1%
By-health, Cl A	4,700	11,631
Henan Shuanghui Investment & Development, Cl A	5,300	18,210
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,300	45,527
Luzhou Laojiao, Cl A	4,000	23,689
Shanghai Jahwa United, Cl A	1,800	7,157

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,400	$7,147
Tsingtao Brewery, Cl A	1,900	9,647
Wuliangye Yibin, Cl A	10,400	77,072
		200,080
Energy — 1.4%
Cangzhou Mingzhu Plastic, Cl A	5,300	3,250
China Shenhua Energy, Cl A	10,600	27,729
		30,979
Financials — 34.1%
Agricultural Bank of China, Cl A	204,000	106,967
Bank of China, Cl A	112,200	58,995
Bank of Communications, Cl A	132,700	111,909
China Merchants Bank, Cl A	26,100	95,798
Industrial & Commercial Bank of China, Cl A	114,900	88,530
Industrial Bank, Cl A	48,300	105,102
Ping An Insurance Group of China, Cl A	11,800	96,418
Shanghai Pudong Development Bank, Cl A	62,600	89,354
		753,073
Health Care — 3.4%
China Animal Healthcare *(A)(B)(C)	4,000	—
Harbin Gloria Pharmaceuticals, Cl A (A)(B)(C)	4,700	1,917
Hualan Biological Engineering, Cl A	3,000	14,332
Hubei Jumpcan Pharmaceutical, Cl A	1,600	7,814
Kangmei Pharmaceutical, Cl A	15,900	21,329
Shanghai Pharmaceuticals Holding, Cl A	6,200	15,352
Xiamen Kingdomway Group, Cl A	1,400	2,451
Zhejiang NHU, Cl A	4,600	10,056
		73,251
Industrials — 9.3%
China Meheco, Cl A	2,900	5,309
China State Construction Engineering, Cl A	111,800	92,818
CNHTC Jinan Truck, Cl A	1,500	2,434
Daqin Railway, Cl A	31,700	37,999
Fujian Longking, Cl A	4,000	5,913
Henan Pinggao Electric, Cl A	4,400	5,178
Jiangsu Guotai International Group Guomao, Cl A	4,200	3,426
Jiangsu Linyang Energy, Cl A	5,700	4,018
Juneyao Airlines, Cl A	2,900	5,293
Shanghai International Port Group, Cl A	17,300	13,052
Shanghai Tunnel Engineering, Cl A	10,100	9,209

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen Desay Battery Technology, Cl A	700	$2,924
Sieyuan Electric, Cl A	2,500	3,594
Zhejiang Chint Electrics, Cl A	4,600	16,241
		207,408
Information Technology — 1.4%
Beijing Zhong Ke San Huan High-Tech, Cl A	4,600	4,911
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	83
Shengyi Technology, Cl A	5,700	8,352
Shenzhen Sunlord Electronics, Cl A	3,500	7,055
Victory Giant Technology Huizhou, Cl A	2,500	4,260
Wuhu Token Science, Cl A	9,800	5,924
		30,585
Materials — 4.2%
Anhui Conch Cement, Cl A	10,700	45,632
China Lumena New Materials *(A)(B)(C)	28,720	—
Guangdong Tapai Group, Cl A	2,000	2,931
Jiangxi Wannianqing Cement, Cl A	2,000	3,172
Kingfa Sci & Tech, Cl A	10,200	7,354
Shenzhen Jinjia Group, Cl A	4,800	5,460
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Zhejiang Longsheng Group, Cl A	13,900	19,537
Zhejiang Runtu, Cl A	3,700	4,850
Zhejiang Weixing New Building Materials, Cl A	2,800	6,326
		95,262
Real Estate — 11.2%
Beijing Urban Construction Investment & Development, Cl A	5,100	5,883
China Merchants Shekou Industrial Zone Holdings, Cl A	12,700	32,093
China Vanke, Cl A	25,900	89,858
Cinda Real Estate, Cl A	4,600	2,633
Gemdale, Cl A	12,100	16,954
Jinke Properties Group, Cl A	14,300	12,893
Oceanwide Holdings, Cl A	8,400	5,714
Poly Developments and Holdings Group, Cl A	38,000	65,255
RiseSun Real Estate Development, Cl A	9,300	10,769
Shanghai SMI Holding, Cl A	6,800	5,418
		247,470
Utilities — 2.1%
SDIC Power Holdings, Cl A	21,700	25,443
Shanghai Electric Power, Cl A	5,600	6,607

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Zhejiang Zheneng Electric Power, Cl A	21,800	$15,019
		47,069
TOTAL COMMON STOCK
(Cost $2,262,481)		2,156,164

TOTAL INVESTMENTS — 97.5%
(Cost $2,262,481)		2,156,164
OTHER ASSETS LESS LIABILITIES – 2.5%		54,597
NET ASSETS - 100%		$2,210,761

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $106,153 and represents 4.8% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $106,153 and represents 4.8% of Net Assets.

Cl — Class

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Communication Services	$24,302	$—	$—	$24,302
Consumer Discretionary	342,532	—	104,153	446,685
Consumer Staples	200,080	—	—	200,080
Energy	30,979	—	—	30,979
Financials	753,073	—	—	753,073
Health Care	71,334	—	1,917	73,251
Industrials	207,408	—	—	207,408
Information Technology	30,502	—	83	30,585
Materials	95,262	—	—	95,262
Real Estate	247,470	—	—	247,470
Utilities	47,069	—	—	47,069
Total Common Stock	2,050,011	—	106,153	2,156,164
Total Investments in Securities	$2,050,011	$—	$106,153	$2,156,164

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CICC China Leaders 100 Index ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2018	$97
Accrued discounts/premiums	—
Realized gain/(loss)	(1,315)
Change in unrealized appreciation/(depreciation)	4,806
Purchases	131,380
Sales	(28,815)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of December 31, 2018	$106,153

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1100

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 87.6%
Communication Services — 53.6%
58.com ADR *	1,089,834	$59,079,901
Autohome ADR (A)	638,311	49,935,070
Baidu ADR *	774,710	122,869,006
Bilibili ADR *	1,895,902	27,661,210
Bitauto Holdings ADR *	319,445	7,912,653
Changyou.com ADR (A)	238,303	4,356,179
Fang Holdings ADR * (A)	2,772,262	3,964,335
HUYA ADR * (A)	686,863	10,632,639
iQIYI ADR * (A)	3,342,183	49,698,261
Momo ADR *	1,775,547	42,169,241
NetEase ADR	390,962	92,020,726
SINA *	817,603	43,856,225
Sogou ADR * (A)	849,434	4,459,528
Sohu.com ADR *	360,812	6,285,345
Tencent Holdings	3,946,775	158,287,387
Tencent Music Entertainment Group ADR * (A)	4,463,195	59,003,438
Tian Ge Interactive Holdings	14,548,000	5,685,897
Weibo ADR *	710,609	41,520,884
YY ADR *	557,438	33,368,239
		822,766,164
Consumer Discretionary — 28.2%
Alibaba Group Holding ADR *	1,001,703	137,303,430
Baozun ADR * (A)	440,592	12,869,692
Cogobuy Group * (A)	8,095,818	2,740,192
Ctrip.com International ADR *	2,310,793	62,530,059
JD.com ADR *	2,894,083	60,573,157
Pinduoduo ADR *	2,806,097	62,968,817
Secoo Holding ADR * (A)	413,625	3,751,579
TAL Education Group ADR *	2,323,986	62,003,946
Tuniu ADR * (A)	516,231	2,508,883
Vipshop Holdings ADR *	4,797,240	26,192,930
		433,442,685
Financials — 2.8%
Fanhua ADR (A)	481,086	10,559,837
LexinFintech Holdings ADR *	933,900	6,770,775
PPDAI Group ADR *	1,031,001	3,711,604
Qudian ADR *	1,594,197	6,839,105
Yirendai ADR (A)	157,843	1,696,812
ZhongAn Online P&C Insurance, Cl H * (A)	4,290,700	13,728,092
		43,306,225

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
51job ADR *	319,063	$19,922,294
HC International	444,000	256,895
		20,179,189
Information Technology — 1.7%
21Vianet Group ADR *	868,791	7,506,354
Aurora Mobile ADR *	260,086	1,825,804
Cheetah Mobile ADR *	480,594	2,936,429
Kingsoft	8,646,000	12,456,574
Xunlei ADR * (A)	500,527	1,701,792
		26,426,953
TOTAL CHINA		1,346,121,216

HONG KONG — 12.1%
Communication Services — 3.6%
Alibaba Pictures Group *	171,294,000	28,879,547
China Literature * (A)	4,600,000	21,327,441
Inke *	2,117,000	540,786
NetDragon Websoft Holdings	3,195,315	4,897,441
		55,645,215
Consumer Discretionary — 7.2%
Meituan Dianping, Cl B * (A)	19,670,600	110,295,151

Financials — 1.0%
51 Credit Card *	1,389,500	766,684
Chong Sing Holdings FinTech Gr	219,200,000	2,771,724
Yixin Group * (A)	50,469,500	11,280,838
		14,819,246
Industrials — 0.2%
HC Group (A)	5,897,900	3,412,478
Information Technology — 0.1%
Huifu Payment * (A)	5,324,000	2,196,417
TOTAL HONG KONG		186,368,507
TOTAL COMMON STOCK
(Cost $1,877,846,500)		1,532,489,723

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CSI China Internet ETF

	Shares	Value
SHORT-TERM INVESTMENT(B) — 18.9%
Invesco Government & Agency Portfolio, Cl Institutional, 2.012%(C)	290,145,287	$290,145,287
TOTAL SHORT-TERM INVESTMENT
(Cost $290,145,287)		290,145,287
TOTAL INVESTMENTS — 118.6%
(Cost $2,167,991,787)		1,822,635,010
OTHER ASSETS LESS LIABILITIES – (18.6)%		(286,131,038)
NET ASSETS - 100%		$1,536,503,972

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $278,592,635.
(B)	The rate shown is the 7-day effective yield as of December 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2018 was $290,145,287.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1100

Schedule of Investments (Unaudited) December 31, 2018

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 83.2%‡
CHINA— 83.2%
Communication Services — 3.7%
China Telecom Corp., Ltd.
3.050%, 04/26/2019	3,000,000	$436,723

Energy — 5.0%
China Datang Corporation
3.450%, 07/19/2019	4,000,000	581,781

Financials — 17.4%
Central Huijin Investment Co., Ltd.
3.430%, 08/06/2019	4,000,000	582,401
Lianyungang City Construction Investment Group Ltd.
5.490%, 01/12/2019	4,000,000	582,989
Ping An Real Estate Ltd.
4.850%, 02/01/2019	3,000,000	437,352
Shanghai Lujiazui Group Co., Ltd.
3.600%, 06/14/2019	3,000,000	436,962
		2,039,704
Industrials — 33.5%
Aluminum Corporation of China
3.770%, 07/09/2019	4,000,000	582,712
China Eastern Airlines
3.650%, 05/30/2019	3,000,000	437,213
China Heavy Duty Truck
3.850%, 06/17/2019	3,000,000	437,218
Guangzhou Metro Group
4.200%, 03/11/2019	2,000,000	291,646
Guangzhou Metro Group Co., Ltd.
3.200%, 05/20/2019	4,000,000	581,578
Henan Pinggao Electric Ltd.
4.510%, 04/19/2019	4,000,000	583,749
Shaanxi Construction Engineering Group Co., Ltd.
3.750%, 09/09/2019	7,000,000	1,020,131
		3,934,247
Materials — 8.7%
Shandong Hongqiao New Material Ltd.
6.250%, 03/16/2019	4,000,000	582,586
TCL
4.800%, 01/18/2019	3,000,000	436,980
		1,019,566

Schedule of Investments (Unaudited) December 31, 2018

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
CHINA— continued
Utilities — 14.9%
Anhui Province Energy Group Ltd.
3.700%, 05/13/2019	3,000,000	$437,149
GD Power Development Co., Ltd.
4.100%, 04/12/2019	6,000,000	875,923
Zhejiang Provincial Energy Group Ltd.
3.380%, 03/15/2019	3,000,000	436,304
		1,749,376
TOTAL COMMERCIAL PAPER
(Cost $9,891,918)		9,761,397
CORPORATE OBLIGATIONS — 16.2%
CHINA — 16.2%
HBIS Group
4.870%, 04/04/2019	5,000,000	729,909
Nanjing Yangzi State-owned Assets Investment Group
4.450%, 07/19/2019	3,000,000	438,708
Ningbo Development & Investment Group Co., Ltd
3.870%, 06/18/2019	3,000,000	437,335
Shougang Group
4.750%, 02/22/2019	2,000,000	296,301
TOTAL CORPORATE OBLIGATIONS
(Cost $1,974,160)		1,902,253
SHORT-TERM INVESTMENTS(B)(C) — 3.4%
China Universal Express Income Money Market Fund, 3.660%	381	55
E Fund Money Market Fund, 4.985%*	2,556,537	372,416
Fortune SGAM Xianjin Tianyi Money Market Fund, 4.204%	159,616	23,253
Xianjinbao Real-Time Redemption Money Market Fund, 3.814%	3,466	505
TOTAL SHORT-TERM INVESTMENTS
(Cost $393,489)		396,229
TOTAL INVESTMENTS — 102.8%
(Cost $12,259,567)		12,059,879
OTHER ASSETS LESS LIABILITIES – (2.8)%		(325,342)
NET ASSETS - 100%		$11,734,537

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended December 31, 2018 are as follows:

Schedule of Investments (Unaudited) December 31, 2018

KraneShares E Fund China Commercial Paper ETF

Value of Shares Held as of 3/29/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 12/31/18	Number of Shares Held as of 12/31/18	Dividend Income
E Fund Money Market Fund
$23,714	$439,363	$(77,022)	$(26,504)	$12,865	$372,416	2,556,537	$—

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
(A)	In CNY unless otherwise indicated.
(B)	The rate shown is the 7-day effective yield as of December 31, 2018.
(C)	Class not available.

CNY. — Chinese Yuan
Ltd. — Limited

The following summarizes the market value of the Fund’s investments, as of December 31, 2018, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$9,761,397	$—	$9,761,397
Corporate Obligations	—	1,902,253	—	1,902,253
Short-Term Investments	396,229	—	—	396,229
Total Investments in Securities	$396,229	$11,663,650	$—	$12,059,879

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0900

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡
CHINA — 88.9%
Communication Services — 16.9%
58.com ADR *	96	$5,204
Autohome ADR	58	4,537
Baidu ADR *	248	39,333
China Mobile	4,972	47,851
China Telecom, Cl H	12,000	6,131
China Unicom Hong Kong	6,000	6,406
NetEase ADR	70	16,476
Shanghai Oriental Pearl Group, Cl A	2,340	3,490
SINA *	80	4,291
Tencent Holdings	5,258	210,875
Weibo ADR *	56	3,272
YY ADR *	51	3,053
		350,919
Consumer Discretionary — 16.0%
Alibaba Group Holding ADR *	1,145	156,945
ANTA Sports Products	2,000	9,592
BAIC Motor, Cl H	3,500	1,846
Brilliance China Automotive Holdings	6,000	4,468
BYD, Cl A	700	5,200
BYD, Cl H	1,000	6,380
China Grand Automotive Services, Cl A	3,400	2,011
China International Travel Service, Cl A	600	5,261
Chongqing Changan Automobile, Cl A	5,300	5,087
Ctrip.com International ADR *	395	10,689
Dongfeng Motor Group, Cl H	4,000	3,627
Fuyao Glass Industry Group, Cl A	2,200	7,299
Geely Automobile Holdings	5,000	8,813
Great Wall Motor, Cl H	6,500	3,728
Gree Electric Appliances of Zhuhai, Cl A *	1,000	5,198
Guangzhou Automobile Group, Cl H	6,000	5,985
Huayu Automotive Systems, Cl A	1,300	3,484
Huazhu Group ADR	131	3,751
JD.com ADR *	500	10,465
Midea Group, Cl A (A)(B)(C)	1,800	9,664
NavInfo, Cl A	1,200	2,466
New Oriental Education & Technology Group ADR *	128	7,016
Qingdao Haier, Cl A	2,300	4,640
SAIC Motor, Cl A	1,957	7,602
Shenzhen Overseas Chinese Town, Cl A	4,800	4,439
Shenzhou International Group Holdings	1,000	11,336
Suning.com, Cl A	3,500	5,021

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Suofeiya Home Collection, Cl A	900	$2,196
TAL Education Group ADR *	312	8,324
Vipshop Holdings ADR *	503	2,746
Yum China Holdings	316	10,595
		335,874
Consumer Staples — 5.3%
Angel Yeast, Cl A	800	2,940
Anhui Gujing Distillery, Cl A	300	2,358
China Mengniu Dairy	3,000	9,349
China Resources Beer Holdings	2,000	6,987
Foshan Haitian Flavouring & Food, Cl A	700	7,015
Guangdong Haid Group, Cl A	1,300	4,387
Henan Shuanghui Investment & Development, Cl A	1,300	4,467
Inner Mongolia Yili Industrial Group, Cl A	2,000	6,665
Jiangsu Yanghe Brewery Joint-Stock, Cl A	400	5,518
Kweichow Moutai, Cl A	400	34,374
Luzhou Laojiao, Cl A	600	3,553
Muyuan Foodstuff, Cl A	1,000	4,187
New Hope Liuhe, Cl A	5,700	6,044
Shanxi Xinghuacun Fen Wine Factory, Cl A	300	1,532
Tingyi Cayman Islands Holding	2,000	2,672
Want Want China Holdings	6,000	4,200
Yonghui Superstores, Cl A	4,200	4,814
		111,062
Energy — 3.6%
China Oilfield Services, Cl H	4,000	3,438
China Petroleum & Chemical, Cl A	7,400	5,443
China Petroleum & Chemical, Cl H	18,500	13,209
China Shenhua Energy, Cl H	3,000	6,575
CNOOC	13,826	21,368
Offshore Oil Engineering, Cl A	5,100	3,640
PetroChina, Cl A	3,900	4,095
PetroChina, Cl H	19,984	12,456
Shaanxi Coal Industry, Cl A	3,200	3,468
Shanxi Lu’an Environmental Energy Development, Cl A	2,000	1,940
		75,632
Financials — 19.3%
Agricultural Bank of China, Cl A	7,000	3,670
Agricultural Bank of China, Cl H	28,397	12,441
Anxin Trust, Cl A	3,200	2,037
AVIC Capital, Cl A	6,100	3,767

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Beijing, Cl A	7,800	$6,373
Bank of China, Cl A	8,300	4,364
Bank of China, Cl H	59,396	25,642
Bank of Communications, Cl A	12,000	10,120
Bank of Communications, Cl H	1,000	780
Bank of Hangzhou, Cl A	3,900	4,204
Bank of Jiangsu, Cl A	6,300	5,478
Bank of Nanjing, Cl A	4,100	3,858
Bank of Ningbo, Cl A	1,900	4,489
Bank of Shanghai, Cl A	4,100	6,682
Changjiang Securities, Cl A	5,900	4,426
China CITIC Bank, Cl H	9,000	5,472
China Construction Bank, Cl A	3,500	3,247
China Construction Bank, Cl H	81,000	66,833
China Everbright Bank, Cl A	15,000	8,084
China Life Insurance, Cl H	8,483	18,029
China Merchants Bank, Cl A	4,000	14,682
China Merchants Securities, Cl A	2,600	5,075
China Minsheng Banking, Cl A	7,600	6,343
China Pacific Insurance Group, Cl A	1,500	6,211
CITIC Securities, Cl A	3,000	6,948
Everbright Securities, Cl A	2,800	3,577
Founder Securities, Cl A	4,800	3,712
GF Securities, Cl A	1,500	2,770
Guosen Securities, Cl A	3,200	3,901
Guotai Junan Securities, Cl A	2,200	4,909
Haitong Securities, Cl A	3,400	4,358
Huatai Securities, Cl A	1,700	4,011
Huaxia Bank, Cl A	5,300	5,705
Hubei Biocause Pharmaceutical, Cl A	3,500	2,860
Industrial & Commercial Bank of China, Cl A	14,000	10,787
Industrial Bank, Cl A	5,500	11,968
Industrial Securities, Cl A	7,400	5,001
New China Life Insurance, Cl A	600	3,691
New China Life Insurance, Cl H	1,300	5,164
Noah Holdings ADR *	51	2,209
Orient Securities, Cl A	3,800	4,411
PICC Property & Casualty, Cl H	7,510	7,683
Ping An Bank, Cl A	5,700	7,787
Ping An Insurance Group of China, Cl A	2,400	19,611
Ping An Insurance Group of China, Cl H	3,500	30,913
Shanghai Pudong Development Bank, Cl A	8,000	11,419

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shenwan Hongyuan Group, Cl A	9,100	$5,394
		401,096
Health Care — 5.0%
3SBio	2,000	2,565
Alibaba Health Information Technology *	6,000	4,866
Beijing Tongrentang, Cl A	1,100	4,406
Changchun High & New Technology Industry Group, Cl A	100	2,549
China Medical System Holdings	3,000	2,790
China Traditional Chinese Medicine Holdings	6,000	3,495
CSPC Pharmaceutical Group	4,000	5,773
Dong-E-E-Jiao, Cl E	800	4,608
Genscript Biotech *	2,000	2,697
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	700	3,646
Huadong Medicine, Cl A	700	2,698
Hualan Biological Engineering, Cl A	800	3,822
Jiangsu Hengrui Medicine, Cl A	1,000	7,683
Kangmei Pharmaceutical, Cl A	1,900	2,549
Meinian Onehealth Healthcare Holdings, Cl A	1,600	3,484
Shanghai Fosun Pharmaceutical Group, Cl A	1,100	3,728
Shanghai Fosun Pharmaceutical Group, Cl H	500	1,469
Shanghai Pharmaceuticals Holding, Cl A	2,000	4,952
Sichuan Kelun Pharmaceutical, Cl A	700	2,105
Sino Biopharmaceutical	6,000	3,954
Sinopharm Group, Cl H	1,600	6,723
Tasly Pharmaceutical Group, Cl A	1,000	2,797
Tong Ren Tang Technologies, Cl H	3,000	3,931
Tonghua Dongbao Pharmaceutical, Cl A	1,400	2,834
Wuxi Biologics Cayman *	500	3,203
Yunnan Baiyao Group, Cl A (A)(B)(C)	400	4,309
Zhangzhou Pientzehuang Pharmaceutical, Cl A	200	2,524
Zhejiang NHU, Cl A	1,200	2,624
		102,784
Industrials — 9.2%
51job ADR *	33	2,061
AECC Aviation Power, Cl A	1,100	3,480
AVIC Aircraft, Cl A	1,500	2,893
AVIC Electromechanical Systems, Cl A	2,000	1,896
AVIC Shenyang Aircraft, Cl A *	700	2,825
Beijing Capital International Airport, Cl H	2,000	2,123
China Communications Construction, Cl H	8,000	7,561
China Conch Venture Holdings	2,000	5,952
China Eastern Airlines, Cl A	6,900	4,774

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Everbright International	4,323	$3,876
China Gezhouba Group, Cl A	2,900	2,670
China Merchants Port Holdings	2,000	3,602
China Railway Construction, Cl A	2,900	4,591
China Railway Construction, Cl H	3,500	4,855
China Railway Group, Cl H	6,000	5,464
China Southern Airlines, Cl A	2,700	2,611
China State Construction Engineering, Cl A	11,000	9,132
China State Construction International Holdings	4,000	3,178
CITIC	4,780	7,497
COSCO Shipping Development, Cl A *	16,400	5,446
COSCO Shipping Holdings, Cl A *	7,600	4,472
CRRC, Cl A	5,600	7,357
CRRC, Cl H	5,000	4,879
Daqin Railway, Cl A	4,700	5,634
Fosun International	3,000	4,368
Guangzhou Baiyun International Airport, Cl A	2,000	2,928
Han’s Laser Technology Industry Group, Cl A	700	3,096
Jiangsu Expressway, Cl H	4,000	5,579
Luxshare Precision Industry, Cl A	1,900	3,891
Metallurgical Corp of China, Cl A	11,400	5,164
Ningbo Zhoushan Port, Cl A	6,500	3,162
Power Construction Corp of China, Cl A	5,300	3,752
Sany Heavy Industry, Cl A	3,600	4,373
Shanghai Electric Group, Cl H	14,000	4,470
Shanghai International Airport, Cl A	400	2,957
Shanghai International Port Group, Cl A	3,600	2,716
Suzhou Gold Mantis Construction Decoration, Cl A	2,300	2,713
Weichai Power, Cl A	7,000	7,851
Xinjiang Goldwind Science & Technology, Cl A	2,500	3,638
Zhejiang Chint Electrics, Cl A	1,000	3,530
Zhejiang Sanhua Intelligent Controls, Cl A	1,600	2,957
Zhengzhou Yutong Bus, Cl A	1,900	3,279
Zhuzhou CRRC Times Electric, Cl H	800	4,435
Zoomlion Heavy Industry Science and Technology, Cl A	10,200	5,289
		188,977
Information Technology — 3.7%
AAC Technologies Holdings	1,000	5,805
Aisino, Cl A	1,100	3,667
BOE Technology Group, Cl A	13,100	5,018
DHC Software, Cl A	2,700	2,733
Focus Media Information Technology, Cl A	3,900	2,977

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GDS Holdings ADR *	73	$1,686
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	6
Hangzhou Hikvision Digital Technology, Cl A	2,800	10,505
Hengtong Optic-electric, Cl A	1,100	2,732
Iflytek, Cl A	900	3,230
Kingdee International Software Group	4,000	3,535
Kingsoft	2,000	2,882
Lenovo Group	6,000	4,054
LONGi Green Energy Technology, Cl A	1,500	3,810
O-film Tech, Cl A	1,800	2,409
Sanan Optoelectronics, Cl A	2,200	3,624
Sunny Optical Technology Group	700	6,223
Tianma Microelectronics, Cl A	2,000	2,858
TravelSky Technology, Cl H	1,000	2,561
Unigroup Guoxin Microelectronics, Cl A	500	2,105
Yonyou Network Technology, Cl A	900	2,792
Zhejiang Dahua Technology, Cl A	1,400	2,337
		77,549
Materials — 3.5%
Angang Steel, Cl A	5,000	3,736
Anhui Conch Cement, Cl A	1,000	4,265
Anhui Conch Cement, Cl H	1,000	4,853
Baoshan Iron & Steel, Cl A	5,100	4,828
BBMG, Cl A	7,800	3,976
China Molybdenum, Cl H	15,000	5,518
China National Building Material, Cl H	6,000	4,108
China Northern Rare Earth Group High-Tech, Cl A	2,900	3,704
Hesteel, Cl A	8,800	3,640
Inner Mongolia BaoTou Steel Union, Cl A	17,700	3,816
Jiangxi Ganfeng Lithium, Cl A	600	1,930
Rongsheng Petro Chemical, Cl A	2,100	3,086
Shandong Gold Mining, Cl A	1,400	6,168
Shandong Hualu Hengsheng Chemical, Cl A	1,200	2,110
Sinopec Shanghai Petrochemical, Cl A	9,100	6,614
Tianqi Lithium, Cl A	600	2,562
Zhejiang Huayou Cobalt, Cl A	300	1,316
Zhejiang Longsheng Group, Cl A	3,000	4,217
Zijin Mining Group, Cl A	5,100	2,481
		72,928
Real Estate — 3.9%
China Fortune Land Development, Cl A	1,200	4,448
China Merchants Shekou Industrial Zone Holdings, Cl A	2,400	6,065

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Overseas Land & Investment	4,839	$16,626
China Resources Land	4,214	16,201
China Vanke, Cl A	2,400	8,327
China Vanke, Cl H	1,300	4,417
Gemdale, Cl A	2,800	3,923
Greenland Holdings, Cl A	4,800	4,272
Poly Developments and Holdings Group, Cl A	3,500	6,010
Seazen Holdings, Cl A	800	2,760
Xinhu Zhongbao, Cl A	8,500	3,590
Zhejiang China Commodities City Group, Cl A	8,400	4,270
		80,909
Utilities — 2.5%
Beijing Enterprises Water Group	8,000	4,077
China Longyuan Power Group, Cl H	4,000	2,723
China National Nuclear Power, Cl A	6,500	4,989
China Yangtze Power, Cl A	3,200	7,402
ENN Energy Holdings	82	727
Guangdong Investment	4,000	7,735
Huadian Power International, Cl A	6,800	4,705
Huaneng Power International, Cl H	5,077	3,229
Hubei Energy Group, Cl A	7,100	3,795
SDIC Power Holdings, Cl A	3,600	4,221
Sichuan Chuantou Energy, Cl A	3,700	4,672
Zhejiang Zheneng Electric Power, Cl A	5,000	3,445
		51,720
TOTAL CHINA		1,849,450
HONG KONG — 10.1%
Communication Services — 0.3%
Alibaba Pictures Group *	40,000	6,744
Consumer Discretionary — 0.4%
China First Capital Group *	6,000	3,410
Haier Electronics Group	2,000	4,920
		8,330
Consumer Staples — 0.2%
Sun Art Retail Group	3,000	3,058
Energy — 0.2%
Yanzhou Coal Mining, Cl H	4,000	3,229
Financials — 4.7%
China Cinda Asset Management, Cl H	504	122

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Galaxy Securities, Cl H	10,500	$4,747
China Huarong Asset Management, Cl H	17,000	3,105
China International Capital, Cl H	2,000	3,755
China Merchants Bank, Cl H	3,500	12,830
China Minsheng Banking, Cl H	9,500	6,552
China Pacific Insurance Group, Cl H	3,000	9,714
China Taiping Insurance Holdings	1,800	4,943
CITIC Securities, Cl H	2,000	3,449
Far East Horizon	3,000	3,027
GF Securities, Cl H	4,000	5,426
Huatai Securities, Cl H	1,800	2,851
Industrial & Commercial Bank of China, Cl H	49,441	35,300
People’s Insurance Group of China, Cl H	7,452	2,998
		98,819
Industrials — 0.3%
Fullshare Holdings	10,000	2,299
Shenzhen International Holdings	2,500	4,815
		7,114
Information Technology — 0.5%
Kingboard Holdings	1,500	4,004
Meitu *	5,000	1,399
Semiconductor Manufacturing International *	5,000	4,374
		9,777
Materials — 0.4%
China Resources Cement Holdings	4,000	3,602
Nine Dragons Paper Holdings	4,000	3,704
		7,306
Real Estate — 2.2%
China Evergrande Group	2,000	5,990
China Jinmao Holdings Group	8,000	3,597
CIFI Holdings Group	8,000	4,251
Country Garden Holdings	9,000	10,955
Guangzhou R&F Properties	2,000	3,025
KWG Group Holdings	2,500	2,213
Longfor Group Holdings	2,000	5,977
Shimao Property Holdings	1,500	4,004
Sunac China Holdings	2,000	6,514
		46,526
Utilities — 0.9%
China Gas Holdings	1,800	6,414

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Resources Gas Group	2,000	$7,919
China Resources Power Holdings	2,000	3,847
		18,180
TOTAL HONG KONG		209,083
TOTAL COMMON STOCK
(Cost $2,323,169)		2,058,533
TOTAL INVESTMENTS — 99.0%
(Cost $2,323,169)		2,058,533
OTHER ASSETS LESS LIABILITIES – 1.0%		21,757
NET ASSETS - 100%		$2,080,290

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $13,979 and represents 0.7% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $13,979 and represents 0.7% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Index ETF

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3**	Total
Common Stock
China
Communication Services	$350,919	$—	$—	$350,919
Consumer Discretionary	326,210	—	9,664	335,874
Consumer Staples	111,062	—	—	111,062
Energy	75,632	—	—	75,632
Financials	401,096	—	—	401,096
Health Care	98,475	—	4,309	102,784
Industrials	188,977	—	—	188,977
Information Technology	77,543	—	6	77,549
Materials	72,928	—	—	72,928
Real Estate	80,909	—	—	80,909
Utilities	51,720	—	—	51,720
Hong Kong	209,083	—	—	209,083
Total Common Stock	2,044,554	—	13,979	2,058,533
Total Investments in Securities	$2,044,554	$—	$13,979	$2,058,533

**	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0200

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 101.4%‡

CHINA — 39.7%
Energy — 0.3%
Guanghui Energy, Cl A	112,500	$61,611
Financials — 3.7%
Bank of Guiyang, Cl A	38,805	60,363
Bank of Hangzhou, Cl A	86,400	93,124
Bank of Jiangsu, Cl A	194,355	168,999
Bank of Nanjing, Cl A	142,791	134,353
Bank of Ningbo, Cl A	84,846	200,446
Chongqing Rural Commercial Bank, Cl H	141,425	75,867
		733,152
Industrials — 19.7%
Beijing New Building Materials, Cl A	29,008	58,137
China Conch Venture Holdings	91,000	270,814
China Gezhouba Group, Cl A	76,050	70,005
China Railway Construction, Cl H	111,000	153,967
China Railway Group, Cl H	211,500	192,608
China Railway Hi-tech Industry, Cl A	38,376	58,690
China Shipbuilding Industry, Cl A	386,300	239,127
China State Construction Engineering, Cl A	709,079	588,688
CRRC, Cl H	232,850	227,219
Daqin Railway, Cl A	248,932	298,398
Han’s Laser Technology Industry Group, Cl A	18,100	80,037
Inner Mongolia First Machinery Group, Cl A	28,500	43,171
Jiangsu Expressway, Cl H	70,000	97,633
Jiangsu Zhongnan Construction Group, Cl A	62,100	50,742
Jiangsu Zhongtian Technology, Cl A	51,849	61,548
Metallurgical Corp of China, Cl A	300,000	135,893
NARI Technology, Cl A	76,100	205,388
Ningbo Zhoushan Port, Cl A	103,301	50,253
Shanghai Construction Group, Cl A	145,900	64,389
Shanghai Electric Group, Cl H	150,000	47,897
Shanghai International Port Group, Cl A	143,610	108,350
Shanghai Tunnel Engineering, Cl A	52,100	47,504
Suzhou Gold Mantis Construction Decoration, Cl A	45,019	53,112
TBEA, Cl A	61,175	60,500
XCMG Construction Machinery, Cl A	133,248	62,687
Xinjiang Goldwind Science & Technology, Cl A	49,200	71,589
Yangzijiang Shipbuilding Holdings	113,000	103,632
Zhejiang Expressway, Cl H	80,000	69,380
Zhengzhou Yutong Bus, Cl A	36,997	63,856

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou CRRC Times Electric, Cl H	30,700	$170,178
Zoomlion Heavy Industry Science and Technology, Cl A	108,557	56,289
		3,861,681
Materials — 4.1%
Anhui Conch Cement, Cl H	69,500	337,320
BBMG, Cl A	137,800	70,248
Beijing Oriental Yuhong Waterproof Technology, Cl A	25,724	48,520
China National Building Material, Cl H	217,000	148,559
China Northern Rare Earth Group High-Tech, Cl A	61,224	78,205
Jiangxi Ganfeng Lithium, Cl A	18,900	60,782
Yunnan Chihong Zinc & Germanium, Cl A	85,959	51,333
		794,967
Utilities — 11.9%
Beijing Enterprises Holdings	28,500	151,066
CGN Power, Cl H	594,875	141,323
China Longyuan Power Group, Cl H	178,000	121,177
China National Nuclear Power, Cl A	175,042	134,360
China Yangtze Power, Cl A	242,943	561,914
ENN Energy Holdings	44,200	392,075
GD Power Development, Cl A	330,200	123,121
Huadian Power International, Cl A	138,342	95,711
Huaneng Power International, Cl H	239,000	152,020
Huaneng Renewables, Cl H	266,860	71,578
SDIC Power Holdings, Cl A	114,206	133,906
Shenergy, Cl A	76,219	54,175
Sichuan Chuantou Energy, Cl A	73,384	92,669
Zhejiang Zheneng Electric Power, Cl A	151,441	104,333
		2,329,428
TOTAL CHINA		7,780,839

HONG KONG — 5.7%
Industrials — 0.8%
Shenzhen International Holdings	53,663	103,360
Sinotruk Hong Kong	39,000	58,779
		162,139
Materials — 0.6%
China Resources Cement Holdings	136,000	122,462
Utilities — 4.3%
China Gas Holdings	99,800	355,639

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Power International Development	248,000	$56,382
China Resources Gas Group	51,500	203,912
China Resources Power Holdings	108,635	208,963
		824,896
TOTAL HONG KONG		1,109,497

INDIA — 4.3%
Industrials — 0.7%
AIA Engineering	5,940	142,695
Materials — 3.6%
Hindalco Industries	183,955	596,013
PI Industries	8,676	107,178
		703,191
TOTAL INDIA		845,886

INDONESIA — 4.4%
Energy — 1.7%
Adaro Energy	2,340,500	197,755
Bukit Asam	450,700	134,771
		332,526
Materials — 2.7%
Indah Kiat Pulp & Paper	432,300	347,223
Pabrik Kertas Tjiwi Kimia	225,900	174,373
		521,596
TOTAL INDONESIA		854,122

ISRAEL — 3.2%
Materials — 3.2%
Israel Chemicals	109,886	623,425

TOTAL ISRAEL		623,425

JORDAN — 0.6%
Financials — 0.6%
Arab Bank	12,852	112,473
TOTAL JORDAN		112,473

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

KAZAKHSTAN — 1.5%
Energy — 1.5%
KazMunaiGas Exploration Production GDR *(A)(B)(C)	27,720	$293,832
TOTAL KAZAKHSTAN		293,832

KUWAIT — 1.8%
Industrials — 1.8%
Agility Public Warehousing KSC	134,781	355,983
TOTAL KUWAIT		355,983

MALAYSIA — 6.8%
Industrials — 1.1%
Sime Darby	378,600	219,877
Materials — 5.7%
Petronas Chemicals Group	380,300	854,927
Press Metal Aluminium Holdings	223,000	260,639

		1,115,566
TOTAL MALAYSIA		1,335,443

PHILIPPINES — 4.0%
Industrials — 4.0%
DMCI Holdings	640,700	155,713
International Container Terminal Services	76,990	146,410
JG Summit Holdings	461,010	488,319
TOTAL PHILIPPINES		790,442

POLAND — 2.7%
Materials — 2.7%
KGHM Polska Miedz *	22,181	524,775
TOTAL POLAND		524,775

RUSSIA — 6.4%
Energy — 6.4%
Rosneft	174,660	1,088,910
Transneft	71	175,012
TOTAL RUSSIA		1,263,922

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

SINGAPORE — 9.9%
Financials — 6.2%
Oversea-Chinese Banking	147,000	$1,214,395
Industrials — 3.7%
Hutchison Port Holdings Trust, Cl U	246,800	60,466
Keppel	69,100	299,619
Singapore Airlines	25,200	174,163
Singapore Technologies Engineering	72,700	186,150
		720,398
TOTAL SINGAPORE		1,934,793

SOUTH AFRICA — 4.1%
Materials — 4.1%
Anglo American Platinum	8,528	318,906
Impala Platinum Holdings *	110,359	281,402
Kumba Iron Ore	10,185	200,408
TOTAL SOUTH AFRICA		800,716

THAILAND — 5.0%
Energy — 1.4%
IRPC	1,596,900	282,008
Materials — 3.6%
PTT Global Chemical	319,200	698,495
TOTAL THAILAND		980,503

TURKEY — 1.3%
Industrials — 1.3%
Turk Hava Yollari AO *	87,280	264,306
TOTAL TURKEY		264,306
TOTAL COMMON STOCK
(Cost $22,737,906)		19,870,957
TOTAL INVESTMENTS — 101.4%
(Cost $22,737,906)		19,870,957
OTHER ASSETS LESS LIABILITIES – (1.4)%		(271,260)
NET ASSETS - 100%		$19,599,697

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $293,832 and represents 1.5% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $293,832 and represents 1.5% of Net Assets.

Cl — Class
GDR — Global Depositary Receipt

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$7,780,839	$—	$—	$7,780,839
Hong Kong	1,109,497	—	—	1,109,497
India	845,886	—	—	845,886
Indonesia	854,122	—	—	854,122
Israel	623,425	—	—	623,425
Jordan	112,473	—	—	112,473
Kazakhstan	—	—	293,832	293,832
Kuwait	355,983	—	—	355,983
Malaysia	1,335,443	—	—	1,335,443
Philippines	790,442	—	—	790,442
Poland	524,775	—	—	524,775
Russia	1,263,922	—	—	1,263,922
Singapore	1,934,793	—	—	1,934,793
South Africa	800,716	—	—	800,716
Thailand	980,503	—	—	980,503
Turkey	264,306	—	—	264,306
Total Common Stock	19,577,125	—	293,832	19,870,957
Total Investments in Securities	$19,577,125	$—	$293,832	$19,870,957

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2018	$—
Accrued discounts/premiums	—
Realized gain/(loss)	(21,922)
Change in unrealized appreciation/(depreciation)	(36,175)
Purchases	34,496
Sales	(168,767)
Transfer into Level 3	486,300
Transfer out of Level 3	—
Ending balance as of December 31, 2018	$293,932

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI One Belt One Road Index ETF

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, the transfer in and out of level 3 occurred due to a halt in trading of these securities. Transfer between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0300

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡

ARGENTINA — 3.9%
Consumer Discretionary — 3.9%
MercadoLibre	3,326	$974,019
TOTAL ARGENTINA		974,019

BRAZIL — 4.2%
Consumer Discretionary — 1.7%
B2W Cia Digital *	20,170	218,679
CVC Brasil Operadora e Agencia de Viagens	12,926	204,041
		422,720
Information Technology — 2.5%
Cielo	273,980	628,441
TOTAL BRAZIL		1,051,161

CHINA — 36.9%
Communication Services — 19.6%
58.com ADR *	10,520	570,289
Autohome ADR	6,911	540,647
Baidu ADR *	4,476	709,894
iQIYI ADR * (A)	24,624	366,159
NetEase ADR	5,007	1,178,498
Tencent Holdings	22,675	909,392
Weibo ADR *	10,142	592,597
		4,867,476
Consumer Discretionary — 17.3%
Alibaba Group Holding ADR *	5,925	812,139
Ctrip.com International ADR *	27,215	736,438
JD.com ADR *	34,074	713,169
New Oriental Education & Technology Group ADR *	14,115	773,643
TAL Education Group ADR *	23,975	639,653
Vipshop Holdings ADR *	115,565	630,985
		4,306,027
TOTAL CHINA		9,173,503

EGYPT — 0.8%
Communication Services — 0.8%
Telecom Egypt	292,873	207,234
TOTAL EGYPT		207,234

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

GREECE — 4.7%
Communication Services — 2.3%
Hellenic Telecommunications Organization	53,145	$578,363
Consumer Discretionary — 2.4%
OPAP	68,301	593,002
TOTAL GREECE		1,171,365

INDIA — 1.7%
Consumer Discretionary — 1.7%
Infibeam Avenues	334,728	227,499
MakeMyTrip *	7,991	194,421
TOTAL INDIA		421,920

MALAYSIA — 2.7%
Communication Services — 2.7%
Telekom Malaysia	1,038,000	668,138
TOTAL MALAYSIA		668,138

MEXICO — 2.5%
Consumer Discretionary — 2.5%
Grupo Televisa	247,600	621,208
TOTAL MEXICO		621,208

POLAND — 3.5%
Communication Services — 0.8%
Orange Polska	155,183	197,864
Consumer Discretionary — 2.7%
Cyfrowy Polsat	110,477	663,436
TOTAL POLAND		861,300

PUERTO RICO — 0.8%
Information Technology — 0.8%
EVERTEC	7,187	206,267
TOTAL PUERTO RICO		206,267

RUSSIA — 2.6%
Information Technology — 2.6%
Mail.Ru Group GDR *	27,647	648,599
TOTAL RUSSIA		648,599

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA — 3.7%
Consumer Discretionary — 3.7%
Naspers, Cl N	4,520	$908,798
TOTAL SOUTH AFRICA		908,798

SOUTH KOREA — 24.0%
Communication Services — 2.8%
KT ADR	49,282	700,790
Consumer Discretionary — 2.5%
CJ ENM *	3,440	622,456
Financials — 0.8%
Daou Technology *	11,961	202,066
Health Care — 0.9%
Celltrion Pharm *	3,746	213,184
Information Technology — 17.0%
Com2uSCorp	1,630	188,448
DoubleUGames *	3,866	207,194
Douzone Bizon *	4,293	199,683
Kakao	6,782	626,049
NAVER *	7,590	829,880
NCSoft *	1,843	770,532
Netmarble * (A)	7,011	700,597
NHN Entertainment *	3,922	201,408
Pearl Abyss *	1,246	232,159
Webzen *	13,954	266,374
		4,222,324
TOTAL SOUTH KOREA		5,960,820

TAIWAN — 2.3%
Information Technology — 2.3%
Accton Technology	61,000	195,680
Holy Stone Enterprise	53,000	179,328
WPG Holdings	162,880	195,803
TOTAL TAIWAN		570,811

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

THAILAND — 2.4%
Communication Services — 2.4%
Intouch Holdings	409,037	$599,862
TOTAL THAILAND		599,862

UNITED STATES — 2.9%
Consumer Discretionary — 0.7%
Despegar.com *	13,837	171,717
Information Technology — 2.2%
Pagseguro Digital, Cl A * (A)	29,953	561,020
TOTAL UNITED STATES		732,737
TOTAL COMMON STOCK
(Cost $32,506,817)		24,777,742
SHORT-TERM INVESTMENT(B) — 4.9%
Invesco Government & Agency Portfolio, Cl Institutional, 2.012%(C)	1,219,323	1,219,323
TOTAL SHORT-TERM INVESTMENT
(Cost $1,219,323)		1,219,323
TOTAL INVESTMENTS — 104.5%
(Cost $33,726,140)		25,997,065
OTHER ASSETS LESS LIABILITIES – (4.5)%		(1,113,897)
NET ASSETS - 100%		$24,883,168

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $1,179,351.
(B)	The rate shown is the 7-day effective yield as of December 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2018 was $1,219,323.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of December 31, 2018, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0300

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡

CHINA — 77.1%
Consumer Discretionary — 17.8%
BYD, Cl A	2,900	$21,542
BYD, Cl H	66,000	421,069
Chaowei Power Holdings	207,000	80,110
TCL Electronics Holdings	233,000	89,279
Tianneng Power International	225,885	188,397
Yadea Group Holdings	360,694	139,130
		939,527
Consumer Staples — 0.8%
NVC Lighting Holding	680,000	42,558

Industrials — 16.2%
Beijing Urban Construction Design & Development Group, Cl H	102,000	35,436
Capital Environment Holdings *	1,746,000	38,580
China Everbright International	540,216	484,372
China Singyes Solar Technologies Holdings (A)(B)(C)	126,000	36,049
Dynagreen Environmental Protection Group, Cl H	128,000	52,152
Tus-Sound Environmental Resources, Cl A	7,800	11,804
Xinjiang Goldwind Science & Technology, Cl A	14,700	21,389
Xinjiang Goldwind Science & Technology, Cl H	205,800	182,423
		862,205
Information Technology — 7.7%
JinkoSolar Holding ADR *	9,359	92,561
LONGi Green Energy Technology, Cl A	13,600	34,546
Sanan Optoelectronics, Cl A	21,200	34,923
Xinyi Solar Holdings	692,000	243,060
		405,090
Real Estate — 13.7%
China Vanke, Cl A	16,100	55,858
China Vanke, Cl H	124,700	423,665
Shui On Land	1,118,000	248,465
		727,988
Utilities — 20.9%
Beijing Enterprises Water Group	908,500	462,990
China Datang Renewable Power, Cl H	826,000	99,171
China Everbright Water	65,827	14,489
China Longyuan Power Group, Cl H	334,800	227,922
China Power Clean Energy Development	138,000	41,774
CT Environmental Group	787,000	31,664

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Renewables, Cl H	846,000	$226,915
		1,104,925
TOTAL CHINA		4,082,293

HONG KONG — 22.7%
Industrials — 3.3%
China High Speed Transmission Equipment Group	42,000	40,233
Fullshare Holdings	580,000	133,345
		173,578
Information Technology — 12.2%
China Goldjoy Group	2,580,000	158,174
China Railway Signal & Communication, Cl H	328,000	229,577
GCL-Poly Energy Holdings *	2,932,000	177,882
Wasion Holdings	167,000	81,267
		646,900
Materials — 0.7%
Chiho Environmental Group *	142,000	35,911

Utilities — 6.5%
Canvest Environmental Protection Group	246,000	129,451
Concord New Energy Group	2,010,000	79,585
GCL New Energy Holdings *	1,526,000	57,498
Panda Green Energy Group *	1,362,000	80,022
		346,556
TOTAL HONG KONG		1,202,945
TOTAL COMMON STOCK
(Cost $5,934,593)		5,285,238

TOTAL INVESTMENTS — 99.8%
(Cost $5,934,593)		5,285,238
OTHER ASSETS LESS LIABILITIES – 0.2%		9,327
NET ASSETS - 100%		$5,294,565

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $36,049 and represents 0.7% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $36,049 and represents 0.7% of Net Assets.

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI China Environment Index ETF

ADR — American Depositary Receipt
Cl — Class

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$939,527	$—	$—	$939,527
Consumer Staples	42,558	—	—	42,558
Industrials	826,156	—	36,049	862,205
Information Technology	405,090	—	—	405,090
Real Estate	727,988	—	—	727,988
Utilities	1,104,925	—	—	1,104,925
Hong Kong	1,202,945	—	—	1,202,945
Total Common Stock	5,249,189	—	36,049	5,285,238
Total Investments in Securities	$5,249,189	$—	$36,049	$5,285,238

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 3 investments.

For the period ended December 31, 2018, the transfer in and out of level 3 occurred due to halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0300

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.2%‡

AUSTRIA — 1.2%
Information Technology — 1.2%
ams	14,042	$335,595
TOTAL AUSTRIA		335,595

BELGIUM — 1.2%
Information Technology — 1.2%
Melexis	5,867	341,378
TOTAL BELGIUM		341,378

CANADA — 1.5%
Materials — 1.5%
First Quantum Minerals	52,420	423,720
TOTAL CANADA		423,720

CHILE — 3.0%
Materials — 3.0%
Antofagasta	43,027	429,185
Sociedad Quimica y Minera de Chile ADR (A)	10,770	412,491
TOTAL CHILE		841,676

CHINA — 22.4%
Communication Services — 3.4%
Baidu ADR *	5,953	944,146
Consumer Discretionary — 11.0%
Aerospace Hi-Tech Holdings Grp, Cl A	233,300	300,388
BYD, Cl H	61,500	392,361
Changzhou Xingyu Automotive Lighting Systems, Cl A	45,536	315,039
China Shipbuilding Industry Group Power, Cl A	154,946	502,591
Dongfeng Motor Group, Cl H	360,000	326,464
Great Wall Motor, Cl H	537,000	307,960
Haima Automobile Group, Cl A *	883,400	274,064
Kuang-Chi Technologies, Cl A	207,282	298,890
Ningbo Joyson Electronic, Cl A	88,856	302,326
		3,020,083
Industrials — 5.4%
Guangdong Dongfang Precision Science & Technology, Cl A	520,900	284,512
Guoxuan High-Tech, Cl A	180,810	304,436
Jiangxi Special Electric Motor, Cl A	325,700	278,465
Shaanxi J&R Optimum Energy, Cl A	1,502,400	297,605
Zhejiang Narada Power Source, Cl A	162,800	337,186
		1,502,204

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.6%
GoerTek, Cl A	424,128	$425,011
Shanghai Belling, Cl A	224,100	304,862
		729,873
TOTAL CHINA		6,196,306

FRANCE — 0.7%
Information Technology — 0.7%
STMicroelectronics	13,175	188,036
TOTAL FRANCE		188,036

GERMANY — 10.8%
Consumer Discretionary — 8.7%
Bayerische Motoren Werke	12,132	980,512
Daimler	18,878	990,750
Hella GmbH & KGaA	11,252	447,621
		2,418,883
Information Technology — 2.1%
Infineon Technologies	29,280	581,229
TOTAL GERMANY		3,000,112

JAPAN — 1.1%
Industrials — 1.1%
GS Yuasa	14,600	299,146
TOTAL JAPAN		299,146

NETHERLANDS — 1.9%
Information Technology — 1.9%
NXP Semiconductors	7,341	537,948
TOTAL NETHERLANDS		537,948

PERU — 2.0%
Materials — 2.0%
Southern Copper	18,321	563,737
TOTAL PERU		563,737

SOUTH KOREA — 2.2%
Information Technology — 2.2%
Samsung SDI	3,143	616,882
TOTAL SOUTH KOREA		616,882

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

SWEDEN — 1.5%
Consumer Discretionary — 1.5%
Autoliv	6,021	$422,855
TOTAL SWEDEN		422,855

SWITZERLAND — 1.5%
Information Technology — 1.5%
STMicroelectronics	28,826	403,006
TOTAL SWITZERLAND		403,006

TAIWAN — 2.2%
Consumer Discretionary — 1.1%
Cub Elecparts	38,497	301,844
Information Technology — 1.1%
Parade Technologies	22,000	307,772
TOTAL TAIWAN		609,616

UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Dialog Semiconductor *	12,239	315,356
TOTAL UNITED KINGDOM		315,356

UNITED STATES — 41.9%
Communication Services — 3.7%
Alphabet, Cl A *	981	1,025,106
Consumer Discretionary — 11.0%
Delphi Automotive *	8,957	551,483
Ford Motor	118,293	904,941
Gentherm *	7,802	311,924
Tesla *	2,882	959,130
Visteon *	5,379	324,246
		3,051,724
Industrials — 1.2%
EnerSys	4,327	335,818
Information Technology — 22.5%
Advanced Micro Devices *	29,240	539,770
Ambarella *	8,567	299,674
Analog Devices	11,514	988,247
Cirrus Logic *	8,895	295,136
Integrated Device Technology *	9,011	436,403

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Knowles *	23,238	$309,298
Maxim Integrated Products	10,992	558,943
MaxLinear, Cl A *	17,831	313,826
NVIDIA	6,806	908,601
Skyworks Solutions	8,406	563,370
Texas Instruments	10,617	1,003,307
		6,216,575
Materials — 3.5%
Albemarle	5,382	414,791
FMC	7,509	555,365
		970,156
TOTAL UNITED STATES		11,599,379
TOTAL COMMON STOCK
(Cost $33,320,731)		26,694,748
PREFERRED STOCK — 3.5%

GERMANY— 3.5%
Consumer Discretionary — 3.5%
Volkswagen(D)
TOTAL PREFERRED STOCK
(Cost $1,131,171)	6,131	973,637
SHORT-TERM INVESTMENT(B)(C) — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.012%	354,445	354,445
TOTAL SHORT-TERM INVESTMENT
(Cost $354,445)		354,445
TOTAL INVESTMENTS — 101.0%
(Cost $34,806,347)		28,022,830
OTHER ASSETS LESS LIABILITIES – (1.0)%		(271,518)
NET ASSETS - 100%		$27,751,312

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2018. The total market value of securities on loan at December 31, 2018 was $347,256.
(B)	The rate shown is the 7-day effective yield as of December 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2018 was $354,445.
(D)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

As of December 31, 2018, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0200

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 99.9%
Health Care — 99.9%
3SBio	437,500	$561,030
Alibaba Health Information Technology *	1,172,000	950,551
Beijing SL Pharmaceutical, Cl A	68,035	245,852
Beijing Tiantan Biological Products, Cl A	87,265	270,094
Beijing Tongrentang, Cl A	135,668	543,407
Changchun High & New Technology Industry Group, Cl A	17,100	435,862
Chengdu Kanghong Pharmaceutical Group, Cl A	45,300	224,794
China Medical System Holdings	458,000	425,864
China National Accord Medicines, Cl A	37,532	226,536
China National Medicines, Cl A	76,755	259,923
China Resources Double Crane Pharmaceutical, Cl A	104,907	184,734
China Resources Pharmaceutical Group	532,500	695,096
China Resources Sanjiu Medical & Pharmaceutical, Cl A	97,109	351,622
China Traditional Chinese Medicine Holdings	818,000	476,423
CSPC Pharmaceutical Group	1,610,000	2,323,691
Dong-E-E-Jiao, Cl A	7,200	41,476
Dong-E-E-Jiao, Cl E	58,214	335,343
Genscript Biotech *	328,000	442,397
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	139,946	728,909
Guizhou Bailing Group Pharmaceutical, Cl A	142,800	181,992
Huadong Medicine, Cl A	146,935	566,279
Hualan Biological Engineering, Cl A	93,576	447,047
Hubei Jumpcan Pharmaceutical, Cl A	67,175	328,062
Humanwell Healthcare Group, Cl A	134,670	198,895
Hutchison China MediTech ADR *	17,305	399,572
Jiangsu Hengrui Medicine, Cl A	369,199	2,836,599
Jiangsu Yuyue Medical Equipment & Supply, Cl A	100,260	286,365
Jilin Aodong Pharmaceutical Group, Cl A	116,311	244,457
Jinyu Bio-Technology, Cl A	117,968	285,225
Joincare Pharmaceutical Group Industry, Cl A	197,948	192,306
Jointown Pharmaceutical Group, Cl A	186,550	396,701
Kangmei Pharmaceutical, Cl A	508,895	682,658
Livzon Pharmaceutical Group, Cl A	47,326	173,362
Luye Pharma Group	392,000	272,871
Meinian Onehealth Healthcare Holdings, Cl A	311,292	677,836
Realcan Pharmaceutical, Cl A	152,871	155,193
Shandong Buchang Pharmaceuticals, Cl A	88,792	326,939
Shandong Weigao Group Medical Polymer, Cl H	672,000	544,168
Shanghai Fosun Pharmaceutical Group, Cl A	202,659	686,875
Shanghai Fosun Pharmaceutical Group, Cl H	188,500	553,750
Shanghai Pharmaceuticals Holding, Cl A	189,894	470,192

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Pharmaceuticals Holding, Cl H	291,500	$592,729
Shenzhen Hepalink Pharmaceutical Group, Cl A	103,928	348,914
Shenzhen Salubris Pharmaceuticals, Cl A	86,543	263,321
Shijiazhuang Yiling Pharmaceutical, Cl A	120,425	183,469
Sichuan Kelun Pharmaceutical, Cl A	144,500	434,613
Sihuan Pharmaceutical Holdings Group	1,284,000	224,678
Sino Biopharmaceutical	2,374,500	1,564,934
Sinopharm Group, Cl H	388,000	1,630,428
SSY Group	508,000	376,328
Tasly Pharmaceutical Group, Cl A	151,816	424,555
Tong Ren Tang Technologies, Cl H	188,000	246,365
Tonghua Dongbao Pharmaceutical, Cl A	209,391	423,924
Wuxi Biologics Cayman *	161,500	1,034,470
Yifan Pharmaceutical, Cl A	122,739	191,285
Yunnan Baiyao Group, Cl A (A)(B)(C)	103,165	1,111,334
Zhangzhou Pientzehuang Pharmaceutical, Cl A	59,523	751,223
Zhejiang Conba Pharmaceutical, Cl A	267,000	230,612
Zhejiang Huahai Pharmaceutical, Cl A	125,916	202,839
Zhejiang NHU, Cl A	215,033	470,112
TOTAL COMMON STOCK
(Cost $41,218,191)		31,337,081
TOTAL INVESTMENTS — 99.9%
(Cost $41,218,191)		31,337,081
OTHER ASSETS LESS LIABILITIES – 0.1%		25,356
NET ASSETS - 100%		$31,362,437

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $1,111,334 and represents 3.5% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $1,111,334 and represents 3.5% of Net Assets.

Cl — Class

Schedule of Investments (Unaudited) December 31, 2018

KraneShares MSCI All China Health Care Index ETF

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Health Care	$30,225,747	$—	$1,111,334	$31,337,081
Total Common Stock	30,225,747	—	1,111,334	31,337,081
Total Investments in Securities	$30,225,747	$—	$1,111,334	$31,337,081

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2018	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	1,111,334
Transfer out of Level 3	—
Ending balance as of December 31, 2018	$1,111,334

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0200

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 92.0%

CHINA — 69.4%
Agile Group Holdings
9.000%, 05/21/2020	$200,000	$205,313
Bank of Communications
5.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344% 12/29/2049	600,000	593,700
CAR
6.000%, 02/11/2021	200,000	182,896
CCB Life Insurance
4.500%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680% 04/21/2077	300,000	263,118
Central China Real Estate
8.750%, 01/23/2021	200,000	200,435
Central Plaza Development
7.125%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.532% 06/02/2167	200,000	201,981
CFLD Cayman Investment
6.500%, 12/21/2020	200,000	176,738
China Construction Bank
4.650%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.974% 12/16/2166	600,000	587,880
China Evergrande Group
8.250%, 03/23/2022	300,000	287,813
China Life Insurance
4.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.294% 07/03/2075	200,000	186,600
China Reinsurance Finance
3.375%, 03/09/2022	400,000	385,593
China SCE Group Holdings
10.000%, 07/02/2020	200,000	205,979
Chinalco Capital Holdings
4.250%, 04/21/2022	250,000	238,716
Chong Hing Bank
6.500%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.628% 03/25/2167	300,000	302,236
CIFI Holdings Group
7.750%, 06/05/2020	200,000	202,031
CNAC HK Synbridge
5.000%, 05/05/2020	300,000	301,848
Fantasia Holdings Group
7.950%, 07/05/2022	200,000	139,685

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CHINA— continued
Fortune Star BVI
5.375%, 12/05/2020	$200,000	$191,969
Franshion Brilliant
5.750%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859% 07/17/2166	200,000	176,500
Greenland Global Investment
5.250%, 02/12/2021	200,000	183,765
Huaneng Hong Kong Capital
4.300%,, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.159% 07/25/2167	200,000	199,674
Huzhou City Investment Development Group
4.875%, 12/20/2020	200,000	196,824
Industrial & Commercial Bank of China
6.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382% 12/10/2166	600,000	606,167
Kaisa Group Holdings
7.250%, 06/30/2020	200,000	170,876
Lenovo Group
4.750%, 03/29/2023	200,000	189,069
Logan Property Holdings
5.250%, 02/23/2023	200,000	172,489
Shui On Development Holding
6.400%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627% 12/31/2049	200,000	183,878
Sunac China Holdings
7.950%, 08/08/2022	200,000	187,365
Times China Holdings
6.250%, 01/17/2021	200,000	191,985
Unigroup International Holdings
6.000%, 12/10/2020	200,000	198,307
Westwood Group Holdings
4.875%, 04/19/2021	200,000	199,787
Wuhan Real Estate Development & Investment Group
5.700%, 08/09/2021	250,000	248,885
Yuzhou Properties
6.000%, 01/25/2022	200,000	184,574
		8,144,676

HONG KONG — 22.6%
Bank of East Asia
8.500%,, VAR ICE LIBOR USD 3 Month+7.361% 05/05/2167	250,000	258,200

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
HONG KONG— continued
Baoxin Auto Finance I
8.750%,, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+12.616% 12/29/2049	$200,000	$193,004
China CITIC Bank International
4.250%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.107% 04/11/2167	200,000	186,237
HLP Finance
4.750%, 06/25/2022	200,000	205,509
Nanyang Commercial Bank
5.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205% 12/31/2166	350,000	319,476
NWD Finance BVI
5.750%, 04/05/2167	250,000	215,136
OVPH
5.875%, 09/01/2166	250,000	233,000
Shimao Property Holdings
8.375%, 02/10/2022	350,000	362,578
Studio City Finance
8.500%, 12/01/2020	300,000	300,000
Sun Hung Kai & BVI
4.650%, 09/08/2022	200,000	187,610
WTT Investment
5.500%, 11/21/2022	200,000	194,491
Total Hong Kong		2,655,241
TOTAL CORPORATE OBLIGATIONS
(Cost $11,039,142)		10,799,917

TOTAL INVESTMENTS — 92.0%
(Cost $11,039,142)		10,799,917
OTHER ASSETS LESS LIABILITIES – 8.0%		943,509
NET ASSETS - 100%		$11,743,426

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate USD — United States Dollar
VAR — Variable Rate Security

As of December 31, 2018, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

Schedule of Investments (Unaudited) December 31, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments. For the period ended December 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0200

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 98.2%‡

BRAZIL — 4.2%
Health Care — 4.2%
Fleury	4,200	$21,435
Hapvida Participacoes e Investimentos	8,500	68,425
Notre Dame Intermedica Participacoes *	6,300	47,269
Odontoprev	6,600	23,415
Qualicorp Consultoria e Corretora de Seguros	3,600	11,973
TOTAL BRAZIL		172,517

CHINA — 32.3%
Health Care — 32.3%
3SBio	34,500	44,241
Aier Eye Hospital Group, Cl A	31,305	119,918
Beijing Tongrentang, Cl A	17,750	71,096
China Medical System Holdings	31,000	28,825
China Shineway Pharmaceutical Group	10,000	9,720
Chongqing Zhifei Biological Products, Cl A	20,713	116,934
Genscript Biotech *	24,000	32,371
Huadong Medicine, Cl A	20,300	78,235
Hualan Biological Engineering, Cl A	12,300	58,762
iKang Healthcare Group ADR *	846	17,242
Jiangsu Hengrui Medicine, Cl A	21,208	162,944
Kangmei Pharmaceutical, Cl A	64,100	85,987
Lepu Medical Technology Beijing, Cl A	24,922	75,539
Luye Pharma Group	44,000	30,628
Shandong Weigao Group Medical Polymer, Cl H	56,000	45,347
Shanghai Fosun Pharmaceutical Group, Cl H	7,000	20,564
Shanghai Pharmaceuticals Holding, Cl H	12,200	24,807
Sichuan Kelun Pharmaceutical, Cl A	19,493	58,629
Sihuan Pharmaceutical Holdings Group	117,000	20,473
Wuxi Biologics Cayman *	15,500	99,283
Yunnan Baiyao Group, Cl A (A)(B)(C)	2,100	22,622
Zhangzhou Pientzehuang Pharmaceutical, Cl A	7,600	95,917
TOTAL CHINA		1,320,084

HONG KONG — 4.3%
Health Care — 4.3%
BeiGene *	9,800	105,268
Microport Scientific	23,000	22,620
Ping An Healthcare and Technology *	13,700	48,295
TOTAL HONG KONG		176,183

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued

HUNGARY — 1.1%
Health Care — 1.1%
Richter Gedeon Nyrt	2,407	$46,574
TOTAL HUNGARY		46,574

INDIA — 15.0%
Health Care — 15.0%
Aurobindo Pharma	7,550	79,263
Biocon	7,850	70,731
Cipla	10,316	76,762
Dr Reddy's Laboratories ADR	2,000	75,400
Lupin	5,750	69,537
Piramal Enterprises	2,346	80,034
Sun Pharmaceutical Industries	25,986	160,238
TOTAL INDIA		611,965

INDONESIA — 1.5%
Health Care — 1.5%
Kalbe Farma	580,700	61,381
TOTAL INDONESIA		61,381

MALAYSIA — 6.3%
Health Care — 6.3%
Hartalega Holdings	42,200	62,700
IHH Healthcare	102,500	133,691
KPJ Healthcare	56,000	14,093
Top Glove	32,900	44,583
TOTAL MALAYSIA		255,067

SOUTH AFRICA — 3.1%
Health Care — 3.1%
Aspen Pharmacare Holdings	6,133	57,480
Life Healthcare Group Holdings	18,987	34,846
Netcare	18,565	34,110
TOTAL SOUTH AFRICA		126,436

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH KOREA — 24.0%
Consumer Discretionary — 0.9%
HLB *	515	$36,878

Health Care — 23.1%
Bukwang Pharmaceutical	829	18,423
Celltrion *	976	194,579
Celltrion Healthcare *	1,509	101,822
Daewoong Pharmaceutical *	149	25,172
Genexine *	264	17,177
Green Cross *	145	17,673
Hanall Biopharma *	625	20,277
Hanmi Pharm *	150	62,227
Hanmi Science ltd *	823	58,274
Hugel *	57	19,489
Komipharm International *	744	13,530
Medy-Tox	77	39,749
Samsung Biologics *	645	223,420
SillaJen *	868	57,177
ViroMed *	198	45,073
Yuhan *	157	28,820
		942,882
TOTAL SOUTH KOREA		979,760

THAILAND — 5.5%
Health Care — 5.5%
Bangkok Chain Hospital	34,100	17,490
Bangkok Dusit Medical Services	198,200	150,963
Bumrungrad Hospital	9,700	55,858
TOTAL THAILAND		224,311

UNITED STATES — 0.9%
Health Care — 0.9%
China Biologic Products Holdings *	473	35,906
TOTAL UNITED STATES		35,906
TOTAL COMMON STOCK
(Cost $4,296,982)		4,010,184
TOTAL INVESTMENTS — 98.2%
(Cost $4,296,982)		4,010,184
OTHER ASSETS LESS LIABILITIES – 1.8%		74,262
NET ASSETS - 100%		$4,084,446

Schedule of Investments (Unaudited) December 31, 2018

KraneShares Emerging Markets Healthcare Index ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018 was $22,622 and represents 0.6% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2018 was $22,622 and represents 0.6% of Net Assets.

ADR — American Depository Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments, as of December 31, 2018, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$172,517	$—	$—	$172,517
China	1,297,462	—	22,622	1,320,084
Hong Kong	176,183	—	—	176,183
Hungary	46,574	—	—	46,574
India	611,965	—	—	611,965
Indonesia	61,381	—	—	61,381
Malaysia	255,067	—	—	255,067
South Africa	126,436	—	—	126,436
South Korea	979,760	—	—	979,760
Thailand	224,311	—	—	224,311
United States	35,906	—	—	35,906
Total Common Stock	3,987,562	—	22,622	4,010,184
Total Investments in Securities	$3,987,562	$—	$22,622	$4,010,184

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended December 31, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

KRS-QH-013-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: February 28, 2019

By	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer
Date: February 28, 2019